MAINLAND CHINA CONTRIBUTION PLAN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expense [Member]
Defined Contribution Plan Disclosure [Line Items]
Total provisions for employee benefits	$ 93,096	$ 290,135	$ 95,831